RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
20. RELATED PARTY TRANSACTIONS
Purchases from Carrier and its affiliates comprised 61%, 63%, and 62% of all inventory purchases made during 2021, 2020 and 2019, respectively. At December 31, 2021 and 2020, approximately $90,000 and $81,000, respectively, was payable to Carrier and its affiliates, net of receivables. Our joint ventures with Carrier also sell HVAC products to Carrier and its affiliates. Revenues in our consolidated statements of income for 2021, 2020, and 2019 included approximately $108,000, $103,000, and $91,000, respectively, of sales to Carrier and its affiliates. We believe these transactions are conducted on terms equivalent to an arm’s-length
basis in the ordinary course of business.
A member
of our Board of Directors is the Senior Chairman of Greenberg Traurig, P.A., which serves as our principal outside counsel for compliance and acquisition-related legal services. During 2021, 2020, and 2019, fees for services performed were $225, $156, and $187, respectively, and $34 and $8 was payable at December 31, 2021 and 2020, respectively.